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November 19, 2007

Form Type:    N-30b-2
SEC ACT:      1940 Act
SEC File No.: 811-21177

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Merrill Lynch Life Variable Annuity Separate Account D
     Merrill Lynch IRA Annuity - Registration No. 333-91098
    Merrill Lynch Investor Choice - IRA Series - Registration No. 333-119364

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual/annual reports for the period ended September 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT MAILINGS:
American Century Equity Income Fund, SEC File No.:  811-07820
The American Funds - The EuroPacific Growth Fund, SEC File No.: 811-03734 BlackRock Value Opportunities Fund, Inc., SEC File No.: 811-02809
PIMCO Funds:  Pacific Investment Management Series:
  Low Duration Fund, SEC File No.:  811-08399
  Total Return Fund, SEC File No.:  811-08399
  Real Return Fund, SEC File No.:  811-08399
  CommodityRealReturn Strategy Fund, SEC File No.:  811-08399
Van Kampen Equity Trust - Van Kampen Aggressive Growth Fund,
                          SEC File No.:  811-04805

ANNUAL REPORT MAILINGS:
BlackRock Bond Fund, SEC File No.: 811-02857
BlackRock High Income Fund, SEC File No.:  811-02857
Columbia Marsico Growth Fund, SEC File No.:  811-09645
Oppenheimer Global Fund, SEC File No.:  811-01810

Some of the Funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual/annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534